Filed with the U.S. Securities and Exchange Commission on September 3, 2021
1933 Act Registration File No. 033-12213
1940 Act File No. 811-05037

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N‑1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre‑Effective Amendment No.
Post‑Effective Amendment No. 824	☒
And
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 825	☒
(Check appropriate box or boxes.)

PROFESSIONALLY MANAGED PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)
615 East Michigan Street
Milwaukee, WI 53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (414) 765-4324

Jason F. Hadler
Professionally Managed Portfolios
615 East Michigan Street
Milwaukee, WI 53202

(Name and Address of Agent for Service)

Copy to:

Domenick Pugliese, Esq.
Sullivan & Worcester, LLP
1633 Broadway, 32nd Floor
New York, NY 10019

It is proposed that this filing will become effective (check appropriate box)

[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	on September 10, 2021 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[	X	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 801 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on October 27, 2020 and pursuant to Rule 485(a)(2) would have become effective on January 10, 2021.

Post-Effective Amendment No. 805 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating February 5, 2021 as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 808 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating March 7, 2021 as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 813 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating April 6, 2021 as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 814 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating May 6, 2021 as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 816 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating June 1, 2021 as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 817 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating July 1, 2021 as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 818 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating July 31, 2021 as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 820 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating August 30, 2021 as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 822 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating August 31, 2021 as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 823 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating September 7, 2021 as the new date upon which the Amendment would have become effective.

This Post-Effective Amendment No. 824 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating September 10, 2021 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 824 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed below on its behalf by the undersigned, duly authorized, in the City of Glendora and State of California, on the 3rd day of September, 2021.
Professionally Managed Portfolios
By: Jason F. Hadler*
Jason F. Hadler
President

    Pursuant to the requirements of the 1933 Act, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Kathleen T. Barr*	Trustee	September 3, 2021
Kathleen T. Barr

Wallace L. Cook*	Trustee	September 3, 2021
Wallace L. Cook

Eric W. Falkeis*	Trustee	September 3, 2021
Eric W. Falkeis

Carl A. Froebel*	Trustee	September 3, 2021
Carl A. Froebel

Steven J. Paggioli*	Trustee	September 3, 2021
Steven J. Paggioli

Ashi S. Parikh*	Trustee	September 3, 2021
Ashi S. Parikh

Jason F. Hadler*	President and Principal	September 3, 2021
Jason F. Hadler	Executive Officer

/s/ Aaron J. Perkovich	Vice President, Treasurer	September 3, 2021
Aaron J. Perkovich	and Principal Financial and Accounting Officer

*By: /s/ Aaron J. Perkovich		September 3, 2021
Aaron J. Perkovich, Attorney-In Fact pursuant to Power of Attorney